UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21600

DWS Global Commodities Stock Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 06/30

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS Global Commodities Stock Fund, Inc.

	Shares	Value ($)

Common Stocks 82.3%
Australia 5.1%
BHP Billiton Ltd.	170,885	5,646,977
Rio Tinto Ltd.	23,763	1,236,139

(Cost $4,795,316)		6,883,116
Brazil 1.1%
Cosan SA Industria e Comercio* (Cost $880,345)	139,256	1,537,507
Canada 9.6%
Agrium, Inc.	6,278	313,827
Barrick Gold Corp.	84,396	3,195,642
EnCana Corp.	52,640	3,048,317
Kinross Gold Corp.	146,090	3,183,374

Potash Corp. of Saskatchewan, Inc.	11,904	1,079,853
Suncor Energy, Inc.	65,293	2,280,818

(Cost $11,029,218)		13,101,831
France 3.2%
Lafarge SA	26,537	2,372,345
Total SA	33,197	1,976,268

(Cost $3,325,912)		4,348,613
Germany 1.2%
SMA Solar Technology AG	6,777	694,817
ThyssenKrupp AG	27,393	943,495

(Cost $1,444,817)		1,638,312
Luxembourg 1.7%
ArcelorMittal (Cost $1,685,964)	62,731	2,341,151
Netherlands 2.7%
Royal Dutch Shell PLC "A"	74,479	2,121,830
Royal Dutch Shell PLC "B"	52,695	1,463,984

(Cost $4,498,134)		3,585,814
Spain 0.8%
Gamesa Corp. Tecnologica SA (Cost $902,617)	49,315	1,106,185
Switzerland 2.5%
Transocean Ltd.*	14,492	1,239,501
Weatherford International Ltd.*	42,666	884,466
Xstrata PLC*	82,084	1,208,862

(Cost $2,571,892)		3,332,829
United Kingdom 11.4%
Anglo American PLC*	55,142	1,755,342
BG Group PLC	177,716	3,092,856
BHP Billiton PLC	111,215	3,056,409
BP PLC	534,328	4,732,533
Rio Tinto PLC	66,927	2,871,918

(Cost $14,574,948)		15,509,058
United States 43.0%
Air Products & Chemicals, Inc.	38,002	2,948,195
Anadarko Petroleum Corp. (a)	34,017	2,133,886
Apache Corp.	28,162	2,586,117
Chevron Corp.	76,804	5,409,306
Commercial Metals Co.	33,810	605,199
Corn Products International, Inc.	35,274	1,006,015
Crown Holdings, Inc.*	37,688	1,025,114
ExxonMobil Corp. (a)	89,718	6,155,552
First Solar, Inc.* (a)	4,714	720,582
Freeport-McMoRan Copper & Gold, Inc.	31,489	2,160,460
Halliburton Co.	42,544	1,153,793
Holly Corp.	29,800	763,476
International Paper Co.	66,166	1,470,870
Marathon Oil Corp. (b)	32,731	1,044,119
Martin Marietta Materials, Inc.	15,355	1,413,735
Monsanto Co.	51,827	4,011,410
National-Oilwell Varco, Inc.*	25,763	1,111,158
Occidental Petroleum Corp.	34,978	2,742,275

Owens-Illinois, Inc.*	68,295	2,520,086
Pactiv Corp.*	78,302	2,039,767
Peabody Energy Corp.	30,264	1,126,426
Praxair, Inc.	39,502	3,226,918
Quanta Services, Inc.*	21,315	471,701
Schlumberger Ltd.	46,449	2,768,360
Steel Dynamics, Inc.	78,596	1,205,663
The Mosaic Co.	31,135	1,496,659
Ultra Petroleum Corp.*	16,311	798,587
United States Steel Corp.	22,482	997,526
Vista Gold Corp.*	228,174	543,054
Weyerhaeuser Co.	21,431	785,446
XTO Energy, Inc.	49,212	2,033,440

(Cost $55,635,230)		58,474,895

Total Common Stocks (Cost $101,344,393)		111,859,311
Exchange-Traded Fund 1.4%
United States
SPDR Gold Trust* (Cost $906,521)	19,725	1,949,816
	Principal Amount ($)	Value ($)

Government & Agency Obligations 2.1%
US Treasury Obligations
US Treasury Bills:
0.115% **, 12/17/2009 (b)	1,229,000	1,228,697
0.19% **, 3/18/2010 (c)	1,582,000	1,580,878

Total Government & Agency Obligations (Cost $2,809,294)		2,809,575
	Contracts	Value ($)

Call Options Purchased 0.0%
United States
Hess Corp., Expiration Date 11/21/2009, Strike Price $65.0 (Cost $40,008)	273	12,285
	Shares	Value ($)

Securities Lending Collateral 3.5%
Daily Assets Fund Institutional, 0.29% (d) (e) (Cost $4,820,550)	4,820,550	4,820,550
Cash Equivalents 13.5%
Cash Management QP Trust, 0.18% (d) (Cost $18,295,176)	18,295,176	18,295,176
	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $128,215,942) †	102.8	139,746,713
Other Assets and Liabilities, Net	(2.8)	(3,764,167)

Net Assets	100.0	135,982,546

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

**						Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $138,587,494. At September 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,159,219. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,074,807 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,915,588.

(a)						All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2009 amounted to $4,697,862 which is 3.5% of net assets.
(b)						Security pledged as collateral for written option contracts.
(c)						At September 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)						Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)						Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
SPDR: Standard & Poor's Depositary Receipt
At September 30, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Cocoa	12/15/2009	47	1,356,619	1,475,800		119,181
S&P Goldman Sachs Commodity Index	10/15/2009	153	17,312,593	17,709,750		397,157
Sugar No. 11	4/30/2010	54	1,371,794	1,462,406		90,612
Total unrealized appreciation						606,950

At September 30, 2009, open written options were as follows:
Written Options			Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
Marathon Oil Corp. (Premiums received $45,142)			152	10/17/2009	31.0	22,800
Put Options
Hess Corp. (Premiums received $44,549)			273	11/21/2009	45.0	17,745
Total Written Options (Premiums received $89,691)						40,545

* Unrealized appreciation at September 30, 2009 was $49,146.

At September 30, 2009 the DWS Global Commodities Stock Fund, Inc. had the following sector diversification:
			Market Value ($)		As a % of Common Stocks
Materials			55,655,436			49.7%
Energy			50,667,068			45.3%
Industrials			2,993,285			2.7%
Consumer Staples			2,543,522			2.3%
Total			111,859,311			100.0%

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2009, the Fund held

$20,662,734 in the Subsidiary, representing 15.2% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 6,883,116	$ —	$ 6,883,116
Brazil	1,537,507	—	—	1,537,507
Canada	13,101,831	—	—	13,101,831
France	—	4,348,613	—	4,348,613
Germany	—	1,638,312	—	1,638,312
Luxembourg	—	2,341,151	—	2,341,151
Netherlands	—	3,585,814	—	3,585,814
Spain	—	1,106,185	—	1,106,185
Switzerland	2,123,967	1,208,862	—	3,332,829
United Kingdom	—	15,509,058	—	15,509,058
United States	58,474,895	—	—	58,474,895
Exchange-Traded Fund	1,949,816	—	—	1,949,816
Short-Term Investments(f)	4,820,550	21,104,751	—	25,925,301
Derivatives(g)	619,235	—	—	619,235
Total	$ 82,627,801	$ 57,725,862	$ —	$ 140,353,663

Liabilities
Derivatives(g)	$ (40,545)	$ —	$ —	$ (40,545)
Total	$ (40,545)	$ —	$ —	$ (40,545)
(f)	See Consolidated Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts and written options, at value.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Commodities Linked/ Structured Notes
Balance as of June 30, 2009	$ 5,951,405
Realized gains (loss)	(6,673,701)
Change in unrealized appreciation (depreciation)	5,698,595
Amortization premium/ discount	—
Net purchases (sales)	(4,976,299)
Net transfers in (out) of Level 3	—
Balance as of September 30, 2009	$ —
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2009	$ —

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Commodity Contracts	$ 606,950	$ —
Equity Contracts	$ —	$ 21,423

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Commodities Stock Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009